SPDR S&P Asia Pacific ETF
FUND SUMMARIES SPDR® S&P® Asia Pacific ETF
INVESTMENT OBJECTIVE
The SPDR S&P Asia Pacific ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Asia Pacific equity markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P Asia Pacific ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P Asia Pacific ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Asia Pacific BMI Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in a developed market in the Asia Pacific region. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index (“Global Equity Index”). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation. Countries covered in the Index have historically included, among others, Australia, Hong Kong, Japan, New Zealand, Singapore, and South Korea. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        Pacific Region. Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region, as it has in the past.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Europe ETF
SPDR® S&P® Europe ETF
INVESTMENT OBJECTIVE
The SPDR S&P Europe ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon European equity markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P Europe ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P Europe ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Europe BMI Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in developed Europe. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index (“Global Equity Index”). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading volume are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization and the Index is rebalanced annually. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation. Countries covered in the Index have historically included, among others, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Slovenia, Spain, Sweden, Switzerland and the United Kingdom. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        Europe: Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union (“EU”) or debt restructuring. Assistance given to an EU member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Emerging Africa ETF
SPDR® S&P® Emerging Africa ETF
INVESTMENT OBJECTIVE
The SPDR S&P Emerging Africa ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the African equity markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P Emerging Africa ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P Emerging Africa ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Africa 40 Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”)).

The Index is a float adjusted modified market capitalization index designed to define and measure the investable universe of publicly-traded companies domiciled in African markets or that have the majority of their assets and operations in Africa. The Index component securities are a subset, based on region, of component securities included in the S&P/IFC Investable Index (the “IFCI Index”). The IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors. To be included in the Index a company must have, at rebalancing, a minimum float adjusted market capitalization of $100 million and an average three-month daily value traded of $1 million, and be listed in the local markets of Egypt, Ghana, Kenya, Morocco, Nigeria, South Africa or Tunisia (companies from other African countries are also eligible if they are listed on a developed market exchange, such as through an ADR or GDR). No single stock can have a weight of more than 8%, and no single country can have a weight of more than 30%. The Index uses a “modified market capitalization” weighting scheme, which means that modifications are made to the market capitalization weights, if required, to reflect available float, reduce single stock concentration, and enhance index component liquidity. The index is rebalanced annually. The Index is “float adjusted,” meaning that only those shares publicly available to investors are included in the index calculation. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        Africa: Certain African markets are in only the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in African countries typically are fewer in number and less well capitalized than brokers in the United States. In addition, the political and legal systems in African countries may have an adverse impact on the Fund.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Emerging South East Asia ETF
SPDR® S&P® Emerging South East Asia ETF
INVESTMENT OBJECTIVE
The SPDR S&P Emerging South East Asia ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the South East Asia equity market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P Emerging South East Asia ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P Emerging South East Asia ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Southeast Asia 40 Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”)).

The Index is a float adjusted modified market capitalization index designed to define and measure the investable universe of publicly-traded companies domiciled in South East Asia emerging markets. The Index component securities are a subset, based on region, of component securities included in the S&P/IFC Investable Index (the “IFCI Index”). The IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors. To be included in the Index a company must have, at rebalancing, a minimum float adjusted market capitalization of $500 million and an average three-month daily value traded of $1 million, and be a member of the S&P/IFCI country indices for Indonesia, Malaysia, the Philippines, or Thailand (companies from other South East Asia countries are also eligible if they are listed on a developed market exchange, such as through an ADR or GDR). No single stock can have a weight of more than 10%, and no single country can have a weight of more than 40%. The Index uses a “modified market capitalization” weighting scheme, which means that modifications are made to the market capitalization weights, if required, to reflect available float, reduce single stock concentration, and enhance index component liquidity. The Index is rebalanced annually. The Index is “float adjusted,” meaning that only those shares publicly available to investors are included in the index calculation. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        Pacific Region. Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region, as it has in the past.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Emerging GCC-Middle East ETF
SPDR® S&P® Emerging GCC-Middle East ETF
INVESTMENT OBJECTIVE
The SPDR S&P Emerging GCC-Middle East ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the Gulf Cooperation Council (“GCC”) equity markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P Emerging GCC-Middle East ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P Emerging GCC-Middle East ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P GCC 40 Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”)).

The Index is a float adjusted modified market capitalization index designed to define and measure the investable universe of publicly-traded companies domiciled in Gulf Cooperation Council markets. The Index component securities are a subset, based on region, of component securities included in the S&P/IFC Investable Index (the “IFCI Index”). The IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors. To be included in the Index a company must have, at rebalancing, a minimum float adjusted market capitalization of $400 million and an average three-month daily value traded of $1 million, and be a member of the S&P/IFCI country indices for Bahrain, Kuwait, Oman, Qatar or United Arab Emirates (“U.A.E”) (companies from other GCC countries are also eligible if they are listed on a developed market exchange, such as through an ADR or GDR). No single stock can have a weight of more than 8%, and no single country can have a weight of more than 40%. The Index uses a “modified market capitalization” weighting scheme, which means that modifications are made to the market capitalization weights, if required, to reflect available float, reduce single stock concentration, and enhance index component liquidity. The Index is rebalanced annually. The Index is “float adjusted,” meaning that only those shares publicly available to investors are included in the index calculation. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        Middle East: Certain Middle Eastern markets are in only the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less well capitalized than brokers in the United States. In addition, the political and legal systems in Middle Eastern countries may have an adverse impact on the Fund.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Ireland ETF
SPDR® S&P® Ireland ETF
INVESTMENT OBJECTIVE
The SPDR S&P Ireland ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the Irish equity market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P Ireland ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P Ireland ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of S&P Ireland Capped BMI Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”)).

The Index is a float adjusted market capitalization index designed to define and measure the investable universe of publicly-traded companies domiciled in Ireland. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index (“Global Equity Index”). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading are included for each country. The Index uses a “modified market capitalization” weighting scheme, which means that modifications are made to the market capitalization weights, if required, to conform to Internal Revenue Code requirements and reduce single stock concentration. The Index is rebalanced annually. The Index is “float adjusted,” meaning that only those shares publicly available to investors are included in the index calculation. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        Europe: Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. Changes in regulation on trade, decreasing imports or exports, changes in the exchange rate of the Euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. In particular, the Irish economy may be moving to a period of negative growth as compared to prior years.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Brazil ETF
SPDR® S&P® Brazil ETF
INVESTMENT OBJECTIVE
The SPDR S&P Brazil ETF (the “Fund”) seeks to investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the Brazilian equity market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P Brazil ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P Brazil ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Brazil Capped BMI Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”)).

The Index is a float adjusted market capitalization index designed to define and measure the investable universe of publicly-traded companies domiciled in Brazil. The Index component securities are a subset, based on region, of component securities included in the S&P BMI Global Equity Index (“Global Equity Index”). The Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market capitalization constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading are included for each country. The Index uses a “modified market capitalization” weighting scheme, which means that modifications are made to the market capitalization weights, if required, to conform to Internal Revenue Code requirements and reduce single stock concentration. The Index is rebalanced annually. The Index is “float adjusted,” meaning that only those shares publicly available to investors are included in the index calculation. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        Brazil: Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. In addition, the Brazilian economy may be significantly affected by the economies of other Latin American countries.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P India ETF
SPDR® S&P® India ETF
INVESTMENT OBJECTIVE
The SPDR S&P India ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the Indian equity market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Shares Funds - S&P Index SPDR S&P India ETF
Management Fees
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3
SPDR Shares Funds - S&P Index SPDR S&P India ETF

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P India Select Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”)).

The Index is a float adjusted modified market capitalization index designed to define and measure the investable universe of publicly-traded companies domiciled in India. The Index component securities are a subset, based on region, of component securities included in the S&P/IFC Investable Index (the “IFCI Index”). The IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors. To be included in the Index a company (1) must be domiciled in India and trade on the National Stock Exchange of India (the “NSE”) (all common shares listed on the NSE (which are of an equity and not of a fixed income nature) are eligible for inclusion in the India Index); (2) must, as of each reference date, have a float adjusted market capitalization of at least $500 million; (3) must, as of each reference date, have a three month average daily value traded of at least $2 million. In addition, a company’s securities must not fall under foreign institutional investor (“FII”) restrictions. No single stock can have a weight of more than 10%. The Index uses a “modified market capitalization” weighting scheme, which means that modifications are made to the market capitalization weights, if required, to reflect available float, reduce single stock concentration, and enhance index component liquidity. The index is rebalanced annually. The Index is “float adjusted,” meaning that only those shares publicly available to investors are included in the index calculation. As of [ ], the Index was comprised of [ ] securities.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

        India: Certain countries in the India region are either comparatively underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund may be more sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Ethnic and religious tensions could result in economic or social instability in India. Additionally, investing in India involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the abrupt imposition of restrictions on foreign investments and repatriation of capital already invested.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.